Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Aug. 28, 2012
MFS® Commodity Strategy Fund | A
Risk/Return:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | I
Risk/Return:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R5
Risk/Return:
Trading Symbol	MCSRX